Debt covenants	12 Months Ended
Dec. 31, 2018
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Debt covenants

(36)	Debt covenants

During 2018 and 2017, the Company did not comply with certain debt covenants. However these breaches did not accelerate the due date for the repayment of the debt. As of December 31, 2018. The most significant commitments related to financial ratios assumed by the Company and its subsidiaries are as follows:

Avianca Holdings S.A.

The consolidated financial statements of Avianca Holdings must comply with the following financial covenants:

•	EBITDAR Coverage Ratio: Should be not less than 1.75 to 1.0.

•	Capitalization Ratio: Should not be greater than 0.86 to 1.00 at the end of December 31, 2018, and the reporting periods are the quarters ending in March, June, September and December.

•	Coverage Ratio: Should not be less than 1.5 to 1.0 at the end of each reporting period.

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Cash reserves held or controlled or otherwise available to the guarantor or its subsidiaries should be at least $350 million at all times until the relevant testing date in respect of the period ending December 31, 2018. Relevant testing date means the date on which the Avianca Holdings S.A. and subsidiaries audited financial statements prepared in accordance with IFRS are delivered to the Security Trustee, no later than 180 days of the end of the financial period.

•	EBITDA Margin: At the end of each period the EBITDA margin shall not be less than 0%. The reporting periods are the quarters ending in March, June, September and December.

Avianca S.A.

The issuance of bonds in the local Colombia Capital Market requires de compliance with the following financial covenants:

•	Debt Service: should be greater than or equal to 1.4 at the end of each reporting period

•	Leverage ratio: should be less than or equal than or equal to 4.5 at the end of each reporting period.

The reporting periods are the semesters ending in June and December, and these covenants are measured at the Avianca S.A. level.

Although a breach in these covenants has no consequences in terms of acceleration of debt, it would impose restrictions on additional indebtedness that Aerovías del Continente Americano Avianca S.A., can take outside of fleet financing and ground support equipment. Avianca S.A. had restriction to declared dividends.

Lifemiles Ltd. & Subsidiaries

Covenants as of December 31, 2018 and 2017 include maintenance of a Total Leverage Ratio (as defined in the Credit Agreement) below 4.50:1.00 for the first year and 4.00:1.00 thereafter, certain restrictions on distribution of dividends and incurrence of certain types of investments, among others. As of December 31, 2018 and 2017 the Company was in compliance with all its loan covenants.

Other Covenants

The United Loan is subject to certain affirmative and negative covenants, including, among others, the financial covenants that are expressly calculated by reference to the financial position of Avianca.

Management were not involved in the final measurement of these covenants and the role was limited to Avianca Holdings’ providing to BRW the information requested by BRW.

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Leverage ratio – calculated by dividing Avianca Holdings’ adjusted net debt by Avianca Holdings’ adjusted EBITDAR, the required covenant level of which would currently be 5.9:1 when measured through to September 30, 2019.

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Minimum liquidity covenant – calculated based on Avianca Holdings’ unrestricted cash, the required covenant level of which would currently be $400 million (that is, through to the first anniversary of the funding date under the United Loan), unless certain grace period provisions are complied with by BRW so as to temporarily reduce the minimum liquidity level to $300 million. Avianca Holdings has been made aware by its shareholder BRW that the minimum liquidity covenant has been waived down to compliance at $300 million.

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Covenant debt provision – calculated by taking Avianca Holdings’ adjusted debt and subtracting the lesser of its unrestricted cash and $200 million, which must not exceed $5.88 billion as of December 31, 2018 and $5.71 billion as of December 31, 2019, among other thresholds.

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Capital expenditures – requirement that cumulative Avianca Holdings’ capital expenditures not exceed specified amounts at certain points in time (including $659 million in the year ended December 31, 2018 and $1,245 million in the year ended December 31, 2019, among other thresholds.

•	Collateral Coverage Ratio – this covenant depends on the compliance of BRW on achieving certain coverage percentages at certain point in time, throughout the lifetime of the loan agreement

A breach of above-referenced covenants or other obligations under the United loan could constitute an event of default for Avianca Holdings SA. As mentioned in note 2f, BRW informed Avianca Holdings SA of its non compliance under the Collateral Coverage Ratio on April 10, 2019. As referenced in note 38 of the financial statements Avianca Holdings SA has obtained an amended credit and guaranty agreement as well as an acknowledgment by Banco de Bogota, which solve the non compliance of the company under the Banco de Bogota loan for the December 31, 2018.

As Avianca Holdings and its subsidiaries are not party to the United Loan and are not obligors thereunder, any default by BRW under this loan does not per se constitute an event of default in respect of indebtedness owed by Avianca Holdings or any of its subsidiaries. All of the covenants under the financing documents of Avianca Holdings calculated by reference to our results of operations are complied with or non-compliance has been waived through to May 28, 2019.